Loans (Summary Of Major Classifications For Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,606,197	$ 2,146,369
Allowance for loan losses	(20,575)	(18,809)
Net Loans	2,585,622	2,127,560
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,207,150	1,031,435
Allowance for loan losses	(6,057)	(5,229)
Home equity - junior liens (including lines of credit) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	143,390	143,110
Allowance for loan losses	(1,672)	(1,699)
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	164,484	108,739
Allowance for loan losses	(1,139)	(498)
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,040,866	821,970
Allowance for loan losses	(10,775)	(10,440)
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	46,402	36,564
DDA Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,905	4,551
Allowance for loan losses	$ (855)	$ (862)